MARSHALL FUNDS, INC.

                             1000 North Water Street

                           Milwaukee, Wisconsin 53202



                                October 30, 2000


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

      RE: MARSHALL FUNDS, INC. (the "Corporation")
               Marshall Equity Income Fund
               Marshall Large-Cap Growth & Income Fund
               Marshall Mid-Cap Value Fund
               Marshall Mid-Cap Growth Fund
               Marshall Small-Cap Growth Fund
               Marshall International Stock Fund
               Marshall Government Income Fund
               Marshall Intermediate Bond Fund
               Marshall Intermediate Tax-Free Fund
               Marshall Short-Term Income Fund
               Marshall Money Market Fund
          1933 Act File No. 33-48907
          1940 ACT FILE NO. 811-7047

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Corporation hereby certifies that the definitive forms of prospectuses and statements of additional information dated October 31, 2000, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Corporation. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 33 on October 30, 2000.

     If you have any questions regarding this  certification,  please call me at
(414) 287-8609.

                                          Very truly yours,



                                          /s/ Brooke J. Billick
                                          Brooke J. Billick
                                          Secretary